(Columbia Small Cap Growth Fund I)

COLUMBIA FUNDS SERIES TRUST I

Columbia Small Cap Growth Fund I

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated January 1, 2012, as supplemented

The Fund's prospectus offering Class A, B, C, I and R shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Small Cap Growth Fund I)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares
Management fees		0.84%	0.84%	0.84%	0.84%	0.84%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%
Other expenses	[1]	0.25%	0.25%	0.25%	0.04%	0.25%
Total annual Fund operating expenses		1.34%	2.09%	2.09%	0.88%	1.59%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Small Cap Growth Fund I) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	704	975	1,267	2,095
Class B Shares	712	955	1,324	2,229
Class C Shares	312	655	1,124	2,421
Class I Shares	90	281	488	1,084
Class R Shares	162	502	866	1,889

Expense Example, No Redemption (Columbia Small Cap Growth Fund I) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	212	655	1,124	2,229
Class C Shares	212	655	1,124	2,421